Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk	The Group’s exposure to foreign currency changes for all other currencies is not material.

	Year ended 31 December
Profit before taxes impact of non-functional foreign currency exchange exposure	2024	2023	2022
	€ million	€ million	€ million
10% appreciation in the Euro	(9)	(8)	(8)
10% depreciation in the Euro	9	8	8
10% appreciation in the US dollar	(8)	2	(1)
10% depreciation in the US dollar	8	(2)	1

	Year ended 31 December
Pre-tax equity impact of non-functional foreign currency exchange exposure	2024	2023	2022
	€ million	€ million	€ million
10% appreciation in the Euro	(33)	(6)	(29)
10% depreciation in the Euro	33	6	29
10% appreciation in the US dollar	108	79	114
10% depreciation in the US dollar	(108)	(79)	(114)
The following table demonstrates the sensitivity to reasonably possible changes in commodity prices at the reporting date, with all other variables held constant. The impact on the Group’s pre-tax equity is due to changes in the fair value of commodity hedges designated as cash flow hedges. The impact on the Group’s profit before taxes is immaterial as the vast majority of commodity derivatives are designated as hedging instruments in cash flow hedges.

As at 31 December 2024, there were €33 million (31 December 2023: nil) of outstanding non-designated commodity hedges (refer to Note 14 for further details).

	Year ended 31 December
	2024	2023	2022
Commodity price risk	€ million	€ million	€ million
10% increase in commodity prices equity gain	166	144	140
10% decrease in commodity prices equity loss	(166)	(144)	(140)

Disclosure of maturity analysis for non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2024
Trade and other payables	5,319	5,319	—	—	—
Amounts payable to related parties	373	373	—	—	—
Borrowings	11,886	1,376	2,332	2,916	5,262
Derivatives	206	45	58	15	88
Lease liabilities	787	172	269	142	204
Total financial liabilities	18,571	7,285	2,659	3,073	5,554
31 December 2023
Trade and other payables	4,875	4,875	—	—	—
Amounts payable to related parties	270	270	—	—	—
Borrowings	11,803	1,322	2,325	2,681	5,475
Derivatives	268	99	42	39	88
Lease liabilities	774	159	237	141	237
Total financial liabilities	17,990	6,725	2,604	2,861	5,800

Disclosure of maturity analysis for derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2024
Trade and other payables	5,319	5,319	—	—	—
Amounts payable to related parties	373	373	—	—	—
Borrowings	11,886	1,376	2,332	2,916	5,262
Derivatives	206	45	58	15	88
Lease liabilities	787	172	269	142	204
Total financial liabilities	18,571	7,285	2,659	3,073	5,554
31 December 2023
Trade and other payables	4,875	4,875	—	—	—
Amounts payable to related parties	270	270	—	—	—
Borrowings	11,803	1,322	2,325	2,681	5,475
Derivatives	268	99	42	39	88
Lease liabilities	774	159	237	141	237
Total financial liabilities	17,990	6,725	2,604	2,861	5,800